Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (479,800)	$ (1,408,000)	$ (3,762,100)	$ 197,000
Adjustments to reconcile net income (loss) to net cash provided by (used in) used in operating activities:
Depreciation	483,100	285,900	619,800	427,600
Amortization of right of use assets	163,200	128,600	258,900	153,500
Forgiveness of PPP loan	(10,000)		(562,300)
Loss on sale of equipment	35,900	15,500	267,700
Stock compensation	230,900	1,100	115,700	7,100
Net change in assets and liabilities:
Accounts receivable	16,300	(206,900)	(66,400)	40,200
Contract assets	(1,481,500)
Prepaid expenses	810,400	(440,200)	(314,900)	(102,900)
Real estate	(63,469,900)	(2,124,400)	6,755,900	(6,089,900)
Deferred revenue	(881,800)	1,301,900	823,100	73,200
Deferred income tax		10,100	171,600	(634,600)
Income tax payable				(54,800)
Payments on right of use liability	(155,600)	(145,400)	(273,800)	(170,700)
Accounts payable and accrued expenses	3,208,000	(319,300)	(1,015,400)	2,969,400
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(61,530,800)	(2,901,100)	3,017,800	(3,184,900)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(175,100)	(321,800)	(408,000)	(402,800)
Proceeds on the sale of equipment	69,500	145,400	987,200
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(105,600)	(176,400)	579,200	(402,800)
CASH FLOWS FROM FINANCING ACTIVITIES
Construction loans, net	17,431,200	7,904,400	444,800	(7,524,600)
Financing fees construction loans	(1,185,700)	(138,200)	(1,048,700)	(1,289,100)
Construction loans related parties, net	5,760,200	(5,200,800)	(8,445,100)	13,720,800
Financing fees related party construction loans	(1,983,900)		(1,421,200)
Payments on financing leases	(141,200)	(179,500)	(564,400)	(185,100)
Proceeds from note payable PPP			582,800
Payments on PPP loan	(7,100)	582,800	(1,200)
Due to related party		39,300	(8,100)	8,100
Repayments for note payable D&O	(741,200)		(484,300)
Net proceeds from issuance of common stock	25,101,000		10,789,000
Net proceeds from issuance of preferred stock	28,661,000
Repayment for equipment loans	(951,900)	(27,700)	(1,409,000)	(444,900)
Proceeds from exercise of stock options	18,000
Distributions				(488,400)
Deferred offering cost	65,100		(65,100)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	72,025,500	2,980,300	(1,630,500)	3,796,800
NET INCREASE IN CASH AND RESTRICTED CASH	10,389,100	(97,200)	1,966,500	209,100
CASH AND RESTRICTED CASH AT BEGINNING OF PERIOD	2,396,500	430,000	430,000	220,900
CASH AND RESTRICTED CASH AT END OF PERIOD	12,785,600	332,800	2,396,500	430,000
SUPPLEMENTAL CASH FLOW INFORMATION
Interest	1,915,700	90,300	1,266,300	352,800
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Financing of assets additions	775,300	258,100	4,570,800	2,924,500
New right of use obligations	166,800
Cancellation of finance leases	99,100
Amortization of debt discount capitalized	$ 1,347,800	$ 500,400	2,299,500	738,400
Distribution of land				356,500
Right of use asset				1,286,000
Stock issued for conversion of related interest and principal			497,000
Financing of D&O insurance			$ 1,225,500